LIQUIDITY MATTERS	12 Months Ended
Dec. 31, 2020
Profit on Disposal of Subsidiaries [Abstract]
LIQUIDITY MATTERS

3	LIQUIDITY MATTERS

The Company has incurred net losses since its inception and anticipates net losses and negative operating cash flows for the near future. For the year ended December 31, 2020, the Company had a net loss of $ $27,629,575 and had $94,703 in cash. In connection with preparing the consolidated financial statements for the year ended December 31, 2020, management evaluated the extent of the impact from the COVID-19 pandemic on the Company's business and its future liquidity for the next twelve months through March 31, 2022.

Management has executed the following to address the Company's liquidity over the next twelve months from the filing of its Annual Report on Form 10-K for the year ended December 31, 2020:

●	The Company received net proceeds of $1,788,500 after an original issue discount of $255,500 upon our issuance of Senior Secured Convertible Notes in the principal amount of $2,044,000, bearing interest at 10% per annum and maturing on February 16, 2022.

●	Between February 18, 2021 and March 9, 2021 warrants for 44,074,285 shares were exercised by investors at an exercise price of $0.05 per share, for gross proceeds of $2,203,714.

●	On March 17, 2021, the Company entered into Securities Purchase Agreements (the "SPAs") with several institutional investors, pursuant to which the Company sold to the Investors in a private placement (i) 30,333,334 shares of its common stock (the "Shares") and (ii) warrants (the "Warrants") to purchase up to an aggregate of 15,166,667 shares of its common stock for gross proceeds of approximately $4,550,000. The combined purchase price for one share of common stock and associated Warrant was $0.15.

The funding the Company received will be used primarily for development of technology, the digital payment platform and marketing, as well as for working capital and general corporate purposes.

If the Company is required to raise additional funds by issuing equity securities, its stockholders would experience dilution. Additional debt financing, if available, may involve covenants restricting its operations or its ability to incur additional debt. Any additional debt financing or additional equity that the Company raises may contain terms that are not favorable to it or its stockholders and require significant debt service payments, which diverts resources from other activities.

Based on this current business plan, the Company believes its existing cash is sufficient to conduct planned operations for one year from the issuance of the December 31, 2020 financial statements.